FINANCIAL ASSETS AND FINANCIAL LIABILITIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
FINANCIAL ASSETS AND FINANCIAL LIABILITIES

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Financial Assets and Liabilities Measured at Fair Value

The following tables set forth, by level within the fair value hierarchy, financial assets and financial liabilities measured at fair value as of December 31, 2021 and June 30, 2022. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	Financial Assets At Fair Value as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments	1,169,741	—	—	1,169,741
Other financial assets (1)	—	598	—	598
Total financial assets, measured at fair value	1,169,741	598	—	1,170,339

	Financial Assets and Liabilities At Fair Value as of
	June 30, 2022
	Level 1	Level 2	Level 3	Total

	(HK$in thousands)

Short-term investments	17,501	—	—	17,501
Total financial assets, measured at fair value	17,501	—	—	17,501

Other financial liabilities (1)	6,134	7,460	—	13,594
Total financial liabilities, measured at fair value	6,134	7,460	—	13,594
(1)	The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data. As of December 31, 2021 and June 30, 2022, the currency futures are included in other current assets or other current liabilities.

The Group held trading liabilities and classified them as Level 1 of the fair value hierarchy since the fair value are determined based on the quoted market price, as of June 30, 2022, the trading liabilities are included in other current liabilities.

Transfers Between Level 1 and Level 2

Transfers of financial assets and financial liabilities at fair value to or from Levels 1 and 2 arise where the market for a specific financial instrument has become active or inactive during the period. The fair values transferred are ascribed as if the financial assets or financial liabilities had been transferred as of the end of the period. During the six months ended June 30, 2021 and 2022, there were no transfers between levels for financial assets and liabilities, at fair value.

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Continued)

Financial Assets and Liabilities Not Measured at Fair Value

The following financial instruments are not measured at fair value in the Group’s consolidated balance sheets as of December 31, 2021 and June 30, 2022, but require disclosure of their fair values: cash and cash equivalents, cash held on behalf of clients, term deposit, restricted cash, securities purchased under resale agreements, loans and advances, receivables, other financial assets, amounts due to related parties, payables, borrowings, securities sold under agreements to repurchase and other financial liabilities. The estimated fair value of such instruments at December 31, 2021 and June 30, 2022 approximates their carrying value due to their generally short maturities. If measured at fair value in the financial statements, these financial instruments would be classified based on the lowest level of any input that is significant to the fair value measurement.

Netting of Financial Assets and Financial Liabilities

The Group's policy is to net the receivables from and payables to clearing organizations that meet the offsetting requirements prescribed in ASC Topic 210-20. The following tables represents the amounts of financial instruments that are offset in the consolidated balance sheets as of December 31, 2021 and June 30, 2022.

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2021	amount	sheet	sheet	arrangements	collateral	amount

HK$in thousands
Financial Assets
Amounts due from clearing organizations	7,596,090	(5,634,969)	1,961,121	—	—	1,961,121

Financial liabilities
Amounts due to clearing organizations	6,028,751	(5,634,969)	393,782	—	—	393,782

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross	Net
		amounts	amounts	Amounts
		set off in	presented	subject to
		the	in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of June 30, 2022	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	10,857,308	(8,941,436)	1,915,872	—	—	1,915,872
Financial liabilities
Amounts due to clearing organizations	10,301,182	(8,941,436)	1,359,746	—	—	1,359,746

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Financial Assets and Liabilities Measured at Fair Value

The following tables set forth, by level within the fair value hierarchy, financial assets and financial liabilities measured at fair value as of December 31, 2021 and September 30, 2022. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	Financial Assets At Fair Value as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments	1,169,741	—	—	1,169,741
Other financial assets (1)	—	598	—	598
Total financial assets, measured at fair value	1,169,741	598	—	1,170,339

	Financial Assets and Liabilities At Fair Value as of
	September 30, 2022
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments	13,373	—	—	13,373
Total financial assets, measured at fair value	13,373	—	—	13,373

Other financial liabilities (1)	2,125	8,989	—	11,114
Total financial liabilities, measured at fair value	2,125	8,989	—	11,114
(1)

The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data. As of December 31, 2021 and September 30, 2022, the currency futures are included in other current assets or other current liabilities.

The Group held trading liabilities and classified them as Level 1 of the fair value hierarchy since the fair value are determined based on the quoted market price, as of September 30, 2022, the trading liabilities are included in other current liabilities.

Transfers Between Level 1 and Level 2

Transfers of financial assets and financial liabilities at fair value to or from Levels 1 and 2 arise where the market for a specific financial instrument has become active or inactive during the period. The fair values transferred are ascribed as if the financial assets or financial liabilities had been transferred as of the end of the period. During the nine months ended September 30, 2021 and 2022, there were no transfers between levels for financial assets and liabilities, at fair value.

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Continued)

Financial Assets and Liabilities Not Measured at Fair Value

The following financial instruments are not measured at fair value in the Group’s consolidated balance sheets as of December 31, 2021 and September 30, 2022, but require disclosure of their fair values: cash and cash equivalents, cash held on behalf of clients, term deposit, restricted cash, securities purchased under resale agreements, loans and advances, receivables, other financial assets, amounts due to related parties, payables, borrowings, securities sold under agreements to repurchase and other financial liabilities. The estimated fair value of such instruments at December 31, 2021 and September 30, 2022 approximates their carrying value due to their generally short maturities. If measured at fair value in the financial statements, these financial instruments would be classified based on the lowest level of any input that is significant to the fair value measurement.

Netting of Financial Assets and Financial Liabilities

The Group’s policy is to net the receivables from and payables to clearing organizations that meet the offsetting requirements prescribed in ASC Topic 210-20. The following tables represents the amounts of financial instruments that are offset in the consolidated balance sheets as of December 31, 2021 and September 30, 2022.

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2021	amount	sheet	sheet	arrangements	collateral	amount

HK$in thousands
Financial Assets
Amounts due from clearing organizations	7,596,090	(5,634,969)	1,961,121	—	—	1,961,121

Financial liabilities
Amounts due to clearing organizations	6,028,751	(5,634,969)	393,782	—	—	393,782

Financial Assets and Liabilities Measured at Fair Value

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of September 30, 2022	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	5,741,976	(4,140,950)	1,601,026	—	—	1,601,026

Financial liabilities
Amounts due to clearing organizations	6,191,263	(4,140,950)	2,050,313	—	—	2,050,313